Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Equity $ in Thousands	2 Months Ended
Dec. 30, 2021 USD ($) shares
As Originally Reported [Member]
Schedule of Consolidated Equity [Line Items]
Balance	$ 205,603
As Originally Reported [Member] | Additional Paid-Inc Capital
Schedule of Consolidated Equity [Line Items]
Balance	224,658
As Originally Reported [Member] | Accumulated Deficite
Schedule of Consolidated Equity [Line Items]
Balance	$ (19,056)
As Originally Reported [Member] | Common Stock
Schedule of Consolidated Equity [Line Items]
Balance (in Shares) | shares	2,127,747
Balance	$ 1
Adjustments [Member]
Schedule of Consolidated Equity [Line Items]
Adjustments to results of operations for the year ended December 31, 2021	(15,252)
Adjustments [Member] | Additional Paid-Inc Capital
Schedule of Consolidated Equity [Line Items]
Adjustments to results of operations for the year ended December 31, 2021
Adjustments [Member] | Accumulated Deficite
Schedule of Consolidated Equity [Line Items]
Adjustments to results of operations for the year ended December 31, 2021	(15,252)
Adjustments [Member] | Common Stock
Schedule of Consolidated Equity [Line Items]
Adjustments to results of operations for the year ended December 31, 2021
As Restated [Member]
Schedule of Consolidated Equity [Line Items]
Balance	190,351
As Restated [Member] | Additional Paid-Inc Capital
Schedule of Consolidated Equity [Line Items]
Balance	224,658
As Restated [Member] | Accumulated Deficite
Schedule of Consolidated Equity [Line Items]
Balance	$ (34,308)
As Restated [Member] | Common Stock
Schedule of Consolidated Equity [Line Items]
Balance (in Shares) | shares	2,127,747
Balance	$ 1